Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–154.96%(a)
Pennsylvania–145.19%
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	$10,410	$ 12,326,094
Series 2020 C-78, GO Bonds	4.00%	11/01/2049	2,000	2,372,278
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	4.00%	01/01/2056	3,000	3,422,891
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	3,000	3,059,561
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2013 A, RB(c)(d)	5.00%	03/01/2023	1,600	1,693,523
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,197,805
Series 2018 A, Ref. RB(e)(f)	5.00%	04/01/2047	7,885	9,444,696
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(g)	0.91%	02/01/2037	2,000	2,027,019
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,415	1,655,803
Series 2019 A, Ref. RB	4.00%	07/15/2039	2,250	2,628,158
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB(f)	5.00%	12/01/2045	7,880	9,053,936
Series 2020 B, RB	4.00%	06/01/2050	2,100	2,493,686
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	1,000	1,238,947
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(h)	5.00%	05/01/2042	500	586,249
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	571,562
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	681,909
Series 2017 C, RB	5.00%	05/15/2047	1,175	1,284,149
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,534,596
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS - BAM)(i)	5.00%	11/15/2030	1,575	1,645,317
Series 2014, Ref. RB (INS - BAM)(i)	5.00%	11/15/2031	1,575	1,645,162
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	1,095,837
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB(c)(d)	5.38%	12/01/2021	3,600	3,600,000
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2012 B, RB(c)(d)	5.00%	11/15/2022	1,000	1,045,950
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	1,035,449
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB	5.00%	12/01/2051	3,625	3,912,335
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,331,200
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,870,391
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	2,500	2,936,922
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,498,651
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,071,609
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2034	150	103,243
Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2038	1,450	827,514
Series 2020 B, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2033	275	198,061
Series 2020 B, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2034	550	378,559
Series 2020 C, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2033	360	259,280
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Commonwealth Financing Authority;
Series 2018, RB(e)(f)	5.00%	06/01/2031	$ 3,500	$ 4,295,875
Series 2018, RB(e)(f)	5.00%	06/01/2032	2,000	2,449,839
Series 2018, RB(e)(f)	5.00%	06/01/2033	2,000	2,443,625
Series 2018, RB(e)(f)	5.00%	06/01/2035	3,045	3,708,004
Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(c)(d)	5.00%	01/01/2025	465	528,231
Series 2015, Ref. RB	5.00%	01/01/2038	4,265	4,733,445
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,298,466
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,351,258
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	897,712
Delaware River Port Authority; Series 2013, RB	5.00%	01/01/2031	1,000	1,093,867
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,284,981
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,354,521
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	3,500	5,008,367
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	500	546,833
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	2,350	2,781,915
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB(c)(d)	5.00%	07/01/2023	750	805,124
Series 2013, RB(c)(d)	5.00%	07/01/2023	3,770	4,047,092
Series 2014, RB(c)(d)	5.00%	07/01/2024	750	838,003
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	901,418
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	3,136,070
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	100	116,968
Series 2021, RB	4.00%	05/01/2041	175	202,493
Series 2021, RB	5.00%	05/01/2047	150	186,233
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	3,681,157
Series 2019, RB	5.00%	12/01/2049	510	556,248
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	4,375	4,796,462
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,060	7,245,429
Series 2020, Ref. RB	4.00%	04/01/2050	2,000	2,290,634
Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,000	1,076,743
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,770,403
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	795,533
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,704,379
Lancaster (County of), PA Hospital Authority (Lancaster General Hospital); Series 2012, RB(c)(d)	5.00%	01/01/2022	2,000	2,007,722
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	4,124,723
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	790	879,977
Lancaster (County of), PA Solid Waste Management Authority; Series 2013 A, RB	5.25%	12/15/2030	1,000	1,099,161
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	265	287,668
Series 2021, Ref. RB	4.00%	03/01/2051	265	286,631
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	3,000	3,714,469
Series 2019, Ref. RB	4.00%	07/01/2049	3,500	3,993,545
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	2,675	2,711,019
Mechanicsburg Area School District; Series 2020 AA, GO Bonds	4.00%	05/15/2050	2,000	2,310,370
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	$ 1,460	$ 1,609,459
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	4,915	5,450,151
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	980	1,180,943
Series 2019, Ref. RB	4.00%	09/01/2049	2,500	2,838,531
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, RB(c)(d)	5.00%	05/15/2022	2,400	2,452,959
Series 2012, RB(c)(d)	5.00%	05/15/2022	500	511,033
Series 2020 C, RB	4.00%	11/15/2043	200	230,124
Series 2020 C, RB	5.00%	11/15/2045	380	458,353
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2045	3,150	3,563,362
Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	1,750	1,947,242
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,428,109
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(c)(d)	6.63%	12/01/2021	3,905	3,905,000
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,149,745
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	3,865	4,690,790
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,376,658
Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,664,348
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	740	751,270
Series 2012, RB	5.00%	07/01/2036	1,000	1,014,532
Series 2019, Ref. RB	5.00%	11/01/2039	500	569,473
Series 2019, Ref. RB	5.00%	11/01/2044	950	1,074,880
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,184,374
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	3,753,197
Pennsylvania (Commonwealth of);
First Series 2001, GO Bonds	4.00%	05/15/2033	1,750	2,161,344
First Series 2013, GO Bonds(c)(d)(e)(f)	5.00%	04/01/2023	15,000	15,954,348
First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	2,491,698
Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	2,203,482
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	2,160	2,581,297
Pennsylvania (Commonwealth of) Economic Development Financing Agency (Forum Place); Series 2012, RB(c)(d)	5.00%	03/01/2022	1,750	1,770,816
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(b)	5.00%	11/01/2041	3,830	3,967,520
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	3,280	3,565,442
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(h)	3.25%	08/01/2039	2,600	2,668,169
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	2,365	2,501,600
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	2,760	3,250,560
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(b)	5.00%	12/31/2038	1,640	1,925,016
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	471,156
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	350	391,722
Series 2021, Ref. RB	4.00%	07/01/2046	1,000	1,113,089
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2051	$ 1,500	$ 1,759,688
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,690,784
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University);
Series 2016, Ref. RB	5.00%	05/01/2035	3,590	4,228,577
Series 2020 A, Ref. RB (INS - AGM)(i)	4.00%	05/01/2041	3,000	3,513,728
Series 2020 A, Ref. RB (INS - AGM)(i)	4.00%	05/01/2050	1,750	2,021,250
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	3,382,530
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,572,567
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(f)	5.00%	08/15/2046	7,800	9,296,334
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	3,925	4,756,427
Series 2019, RB	4.00%	08/15/2049	5,000	5,792,920
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,654,079
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School);
Series 2016 A, Ref. RB(c)(d)	5.00%	12/01/2026	510	618,260
Series 2016 A, Ref. RB (INS - AGM)(i)	5.00%	12/01/2030	3,235	3,876,940
Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2038	2,710	3,306,473
Second Series 2017, Ref. RB	5.00%	12/01/2041	700	851,772
Series 2009 C, RB (INS - AGM)(i)	6.25%	06/01/2033	5,840	7,256,434
Series 2009 E, RB	6.38%	12/01/2038	720	942,919
Series 2011 B, RB(c)(f)	5.00%	12/01/2041	11,000	11,000,000
Series 2014 A-3, RB(j)	0.00%	12/01/2041	3,000	1,794,033
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,699,361
Series 2017 A, RB(e)(f)	5.50%	12/01/2042	10,000	12,176,559
Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,433,987
Series 2018 B, RB	5.25%	12/01/2048	2,370	2,970,255
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,258,099
Series 2019 A, RB (INS - AGM)(i)	4.00%	12/01/2049	1,305	1,527,824
Series 2020 B, RB	5.00%	12/01/2050	2,000	2,552,314
Series 2021 A, RB	4.00%	12/01/2050	4,500	5,197,644
Series 2021 B, Ref. RB	5.00%	12/01/2051	3,000	3,818,714
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,629,998
Pennsylvania Higher Education Assistance Agency;
Series 2021 A, Tax Exempt RB(b)	5.00%	06/01/2030	140	175,964
Series 2021 A, Tax Exempt RB(b)	2.63%	06/01/2042	1,180	1,189,840
Pennsylvania State University; Series 2016 A, RB	5.00%	09/01/2041	3,245	3,844,005
Philadelphia (City of), PA;
Series 2014 A, Ref. GO Bonds(c)(d)	5.25%	01/15/2024	1,000	1,103,794
Series 2017 A, RB(e)(f)	5.25%	10/01/2052	7,405	9,008,245
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	3,080,226
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	3,000	3,561,552
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,250	3,904,963
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	132,624
Series 2019 B, GO Bonds	5.00%	02/01/2039	1,000	1,247,238
Series 2020 A, RB	5.00%	11/01/2045	3,700	4,723,904
Series 2020 A, RB	5.00%	11/01/2050	1,000	1,261,497
Series 2020 C, Ref. RB(b)	4.00%	07/01/2045	1,000	1,157,060
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	1,000	1,151,006
Series 2021 A, GO Bonds	4.00%	05/01/2042	1,000	1,187,690
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,685,990
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	1,117,645
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	$ 460	$ 541,212
Series 2020, RB	5.00%	08/01/2040	620	754,775
Series 2020, RB	5.00%	08/01/2050	1,400	1,678,323
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,229,625
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB(f)	5.00%	07/01/2042	6,000	6,681,017
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	4.00%	12/01/2047	600	656,453
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,696,353
Series 2017, Ref. RB	5.00%	07/01/2049	3,500	3,864,719
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,344,710
Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,180,649
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(c)(d)	6.13%	03/15/2023	1,915	2,057,274
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	1,140	1,154,815
Series 2012, RB	6.25%	04/01/2037	500	506,540
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,553,632
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,578,333
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,699,092
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(c)(d)	6.63%	12/15/2022	1,250	1,331,968
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(h)	5.00%	03/15/2045	1,960	2,141,829
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(i)	5.25%	02/15/2029	1,645	1,651,907
Philadelphia Gas Works Co.; Series 2020 A, RB (INS - AGM)(i)	4.00%	08/01/2045	2,000	2,334,213
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(i)	5.00%	06/01/2025	1,965	2,271,093
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,247,175
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS - AGM)(i)	5.00%	02/01/2035	1,000	1,002,974
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	1,250	1,346,813
Series 2019 A, RB (INS - AGM)(i)	5.00%	09/01/2044	2,255	2,823,572
Series 2020 B, RB (INS - AGM)(i)	4.00%	09/01/2045	1,350	1,602,700
Series 2020 B, RB (INS - AGM)(i)	4.00%	09/01/2050	1,250	1,476,057
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	2,750	3,393,495
Susquehanna Area Regional Airport Authority; Series 2012 A, RB(b)	5.00%	01/01/2027	4,415	4,611,244
Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.00%	07/01/2035	1,000	1,091,213
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	750	811,948
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	4,118,207
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,644,912
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	2,328,520
Westmoreland (County of), PA Municipal Authority;
Series 2013, RB(c)(d)	5.00%	08/15/2023	2,000	2,160,323
Series 2013, RB(c)(d)	5.00%	08/15/2023	2,250	2,430,364
				495,004,509
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–5.37%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043		$ 1,265	$ 1,272,427
Series 2005 A, RB(j)	0.00%	05/15/2050		17,475	2,834,704
Series 2005 B, RB(j)	0.00%	05/15/2055		7,700	711,608
Series 2008 A, RB(j)	0.00%	05/15/2057		7,170	509,667
Series 2008 B, RB(j)	0.00%	05/15/2057		28,400	1,577,166
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(c)	5.00%	07/01/2033		3,000	3,078,994
Series 2012 A, RB(c)	5.75%	07/01/2037		2,500	2,576,686
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030		2,660	2,880,655
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS - AGC)(i)	5.25%	07/01/2034		450	488,205
Series 2007, Ref. RB (INS - AGM)(i)	5.25%	07/01/2036		2,200	2,375,044
					18,305,156
Guam–2.75%
Guam (Territory of); Series 2011 A, RB(c)(d)	5.25%	01/01/2022		1,700	1,706,871
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046		1,250	1,432,840
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(b)(c)(d)	6.00%	10/01/2023		1,110	1,221,829
Series 2013 C, RB(b)(c)(d)	6.25%	10/01/2023		595	657,653
Series 2013 C, RB (INS - AGM)(b)(i)	6.00%	10/01/2034		440	479,463
Series 2013 C, RB(b)	6.25%	10/01/2034		905	980,765
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB	5.00%	10/01/2034		1,700	1,754,927
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029		1,055	1,148,892
					9,383,240
Virgin Islands–1.65%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		970	950,557
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030		2,230	2,519,929
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		1,735	1,750,327
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		395	396,028
					5,616,841
TOTAL INVESTMENTS IN SECURITIES(k)–154.96% (Cost $492,259,294)					528,309,746
FLOATING RATE NOTE OBLIGATIONS–(16.45)%
Notes with interest and fee rates ranging from 0.60% to 0.61% at 11/30/2021 and contractual maturities of collateral ranging from 04/01/2028 to 10/01/2052(l)					(56,100,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.35)%					(137,572,793)
OTHER ASSETS LESS LIABILITIES–1.84%					6,305,664
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$340,942,617
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $33,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $7,916,176, which represented 2.32% of the Trust’s Net Assets.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Zero coupon bond issued at a discount.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.73%

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Trust’s investments with a value of $95,512,478 are held by TOB Trusts and serve as collateral for the $56,100,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Pennsylvania Value Municipal Income Trust